Own shares (Tables)	12 Months Ended
Mar. 31, 2018
Text Block1 [Abstract]
Summary of Own Shares
	Treasury shares[a]		Employee share ownership trust[a]		Total
	millions	£m	millions	£m	millions	£m

At 31 March 2016	8	(39)	17	(76)	25	(115)
Own shares purchased[b]	35	(151)	12	(55)	47	(206)
Share options exercised[b]	(35)	155	–	–	(35)	155
Executive share awards vested	–	–	(15)	70	(15)	70
At 31 March 2017	8	(35)	14	(61)	22	(96)
Own shares purchased[b]	43	(125)	32	(96)	75	(221)
Share options exercised[b]	(1)	2	(29)	100	(30)	102
Transfer of shares to satisfy US share scheme	(4)	13	–	–	(4)	13
Executive share awards vested	–	–	(5)	16	(5)	16
At 31 March 2018	46	(145)	12	(41)	58	(186)

[a] At 31 March 2018, 46,224,966 shares (2016/17: 7,690,097) with an aggregate nominal value of £2m (2016/17: £nil) were held at cost as treasury shares and 12,855,378 shares (2016/17: 14,303,068) with an aggregate nominal value of £1m (2016/17: £1m) were held in the Trust.

[b] See group cash flow statement on page 205. In 2017/18 the cash paid for the repurchase of ordinary share capital was £221m (2016/17: £206m). The cash received for proceeds on the issue of treasury shares was £53m (2016/17: £70m).